PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2022	2021

Cost:

Computer, peripheral equipment and software	$108,914	$103,291
Office furniture and equipment	14,034	13,489
Leasehold improvements	8,185	7,493

	131,133	124,273
Accumulated depreciation:

Computer, peripheral equipment and software	92,918	88,323
Office furniture and equipment	11,374	10,504
Leasehold improvements	5,773	5,206

	110,065	104,033

Property and equipment, net	$21,068	$20,240